Consolidated and Combined Carve-Out Balance Sheets (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common unit, shares issued	20,125,000	0
Common unit, shares outstanding	20,125,000	0
Subordinated unit, shares issued	20,125,000	0
Subordinated unit, shares outstanding	20,125,000	0
General partners, shares issued	821,429	0
General partners, shares outstanding	821,429	0